Short-Term Bank Loans (Details) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)
Short-Term Bank Loans (Details) [Line Items]
Working capital	$ 5,400,000		$ (413,474)	¥ 3.0
Incurred interest expense	$ 8,364	$ 38,715
Short-term bank loans [Member]
Short-Term Bank Loans (Details) [Line Items]
Interest rate, percentage	3.95%